Future Minimum Lease Payments Required under Operating Leases (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Operating Leased Assets [Line Items]
2018	$ 2,027
2019	1,737
2020	1,310
2021	777
2022	479
2023 and beyond	448
Total	$ 6,778